SHARE OPTIONS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) Share $ / shares	Dec. 31, 2021 USD ($) Share $ / shares	Dec. 31, 2020 USD ($) Share $ / shares	Dec. 31, 2019 Share
Disclosure of classes of share capital [line items]
Weighted-average remaining contractual life of options outstanding	5 years 6 months 29 days	4 years 4 months 6 days
Share based payments continuing operations | $	$ 1,755,000	$ 1,100,000	$ 792,000
Share based payments capitalised in intangible development project assets | $		11,000	24,000
Share based payments charge | $	$ 1,755,000	$ 1,111,000	$ 816,000
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Number of options | Share	44,814,672	18,727,990	19,485,990	12,303,990
Number of share options exercised | Share	2,733,328	0	0
Average share price, share options exercised	$ 0.28
Opening share price	0.36	$ 0.95	$ 0.27
Closing share price	0.25	0.36	0.95
Average share price	0.3
Weighted average exercise price	0.19	$ 0	$ 0
Class A Ordinary shares [Member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Weighted average exercise price	0.19
Class A Ordinary shares [Member] | Top of range [member]
Disclosure of classes of share capital [line items]
Weighted average exercise price	$ 0.19
American depositary share [Member]
Disclosure of classes of share capital [line items]
Number of options | Share	11,203,668	4,681,998	4,871,498	3,075,998
Number of share options exercised | Share	683,332	0	0
Average share price, share options exercised	$ 1.13
Opening share price	1.43	$ 3.81	$ 1.07
Closing share price	0.99	1.43	3.81
Average share price	1.22
Weighted average exercise price	0.77	$ 0	$ 0
American depositary share [Member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Weighted average exercise price	0.77
American depositary share [Member] | Top of range [member]
Disclosure of classes of share capital [line items]
Weighted average exercise price	$ 0.77